Note 23 - Financial Liabilities at Amortised Cost - Bank Loans (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Bank Loans Abstract
Liabilities Due to Central Bank	$ 10,007,000	$ 12,524,000	$ 58,907,000
Liabilities Due to Local Financial Institutions	0	571,553,000	68,095,000
Liabilties Due to Foreign Financial Institutions	5,517,518,000	436,591,000	1,172,145,000
Total Bank Loans	$ 5,527,525,000	$ 1,020,668,000	$ 1,299,147,000